Performance Management - Sovereign's Capital Flourish Fund	Nov. 28, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following performance information indicates some of the risks of investing in the Fund. The table shows the Fund’s average annual total return over time compared to one or more broad measures of market performance. Both the bar chart and table assume that all dividends and distributions are reinvested in the Fund. The Fund’s past performance (before and after taxes) may not indicate future results.

Updated performance information is available on the Fund’s website at http://www.scetfs.com (the website does not form a part of this prospectus) or at no charge by calling the Fund at 1-800-465-1403.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) may not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	The table shows the Fund’s average annual total return over time compared to one or more broad measures of market performance.
Bar Chart [Heading]	Annual Total Returns (For the Calendar Years ended 12/31)*
Bar Chart [Table]

Bar Chart Footnotes [Text Block]
*	The Fund’s 2025 year-to-date total return through September 30, 2025 was -1.46%.

Bar Chart Closing [Text Block]
Best and Worst Quarter Returns (for the period reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	6.01%	Q3/2024
Lowest Return	-3.70%	Q2/2024

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	(1.46%)
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Return
Highest Quarterly Return	6.01%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Lowest Return
Lowest Quarterly Return	(3.70%)
Lowest Quarterly Return, Date	Jun. 30, 2024
Performance Table Heading	Average Annual Total Returns as of December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax return information shown above does not apply to Fund shares held through tax-deferred or tax-exempt arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance [Table]
Average Annual Total Returns as of December 31, 2024
	1 Year	Since Inception (September 29, 2023)
Returns before taxes	8.76%	23.50%
Returns after taxes on distributions	8.68%	23.33%
Returns after taxes on distributions and sale of Fund shares	5.24%	17.87%
S&P Composite 1500 Equal Weight Total Return Index (reflects no deduction for fees, expenses or taxes)	9.76%	18.80%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through tax-deferred or tax-exempt arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Availability Website Address [Text]	http://www.scetfs.com
Performance Availability Phone [Text]	1-800-465-1403